Document and Entity Information	Jun. 30, 2015
Prospectus:
Document Type	497
Document Period End Date	Jun. 30, 2015
Registrant Name	CRM Mutual Fund Trust
Central Index Key	0001322252
Amendment Flag	false
Document Creation Date	Aug. 26, 2015
Document Effective Date	Aug. 26, 2015
Prospectus Date	Oct. 28, 2014
CRM Global Opportunity Fund | Investor Shares
Prospectus:
Trading Symbol	CRMWX
CRM Global Opportunity Fund | Institutional Shares
Prospectus:
Trading Symbol	CRIWX